Financial instruments - Schedule of Derivatives (Detail) - USD ($) $ in Thousands	Sep. 30, 2016	Dec. 31, 2015
Offsetting [Abstract]
Fair value of financial instruments asset	$ 11,451	$ 0
Fair value of financial instruments asset	0	33,632
Fair value of financial instruments liability	$ 297,778	$ 338,146